SCHEDULE PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 1,342,514
Accumulated depreciation and amortization	(539,957)	$ 0
Property and equipment, net of accumulated depreciation and amortization	802,557
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	426,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	346,591
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 569,923